Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Investments in associates and joint ventures [line items]
Amount	$ 28,138,378	$ 20,330,138	$ 1,014,361
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,767,821	$ 1,583,971
Percentage of ownership or voting rights, Associates	13.78%	13.78%
UNIMICRON TECHNOLOGY CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 10,337,813	$ 9,072,632
Percentage of ownership or voting rights, Associates	13.30%	13.36%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 26,966
Percentage of ownership or voting rights, Associates	45.44%	45.44%
PURIUMFIL INC.[Member]
Investments in associates and joint ventures [line items]
Amount	$ 7,253	$ 6,206
Percentage of ownership or voting rights, Associates	44.45%	44.45%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 976,559	$ 823,185
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION [member]
Investments in associates and joint ventures [line items]
Amount	$ 4,044,867	$ 2,481,874
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 229,598	$ 195,675
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 3,437,053	$ 2,312,698
Percentage of ownership or voting rights, Associates	36.49%	36.49%
YANN YUAN INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 7,013,118	$ 3,554,979
Percentage of ownership or voting rights, Associates	28.22%	30.87%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount	$ 98,954	$ 96,026
Percentage of ownership or voting rights, Associates	25.14%	25.14%
VSENSE CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 941
Percentage of ownership or voting rights, Associates	23.98%	23.98%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount	$ 225,342	$ 174,985
Percentage of ownership or voting rights, Associates	10.38%	10.38%